INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2016	2015	2014
Current expense
Federal	$40,537	$31,428	$49,561
State	1,322	250	2,872
Total current expense	41,859	31,678	52,433
Deferred (benefit) expense
Federal	528	3,980	(19,368)
State	(182)	212	(3,037)
Total deferred (benefit) expense	346	4,192	(22,405)
Income tax expense	$42,205	$35,870	$30,028

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2016	2015	2014
Income taxes computed at federal statutory rate (35%) on income before income taxes	$45,756	$38,827	$33,260
Benefit from tax-exempt income	(2,911)	(2,815)	(2,304)
Tax credits	(2,691)	(1,388)	(1,100)
State income taxes, net of federal tax benefit	741	301	(107)
Affordable housing investments	1,923	455	0
Other	(613)	490	279
Income tax expense	$42,205	$35,870	$30,028

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2016, and 2015, were as follows:

(Dollars in thousands)	2016	2015
Deferred tax assets
Allowance for loan and lease losses	$20,955	$19,397
Deferred compensation	627	627
Postretirement benefits other than pension liability	925	971
Accrued stock-based compensation	1,094	1,354
Other real estate owned write-downs	888	1,714
Interest on nonaccrual loans	844	1,075
Accrued expenses	5,081	5,027
Net unrealized losses on investment securities and derivatives	3,141	3,574
Other	453	1,004
Total deferred tax assets	34,008	34,743

Deferred tax liabilities
Tax depreciation greater than book depreciation	(5,166)	(6,011)
FHLB and FRB stock	(5,535)	(5,685)
Mortgage-servicing rights	(530)	(411)
Leasing activities	(4,933)	(5,003)
Prepaid pension	(12,539)	(11,384)
Intangible assets	(16,611)	(14,764)
Deferred loan fees and costs	(1,238)	(2,335)
Prepaid expenses	(348)	(384)
Partnership investments	(1,218)	(1,342)
Fair value adjustments on acquisitions	(1,404)	(1,492)
Other	(852)	(682)
Total deferred tax liabilities	(50,374)	(49,493)
Total net deferred tax liability	$(16,366)	$(14,750)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
A progression of unrecognized tax benefits as of December 31, 2016 is as follows:

(Dollars in thousands)	2016
Balance at beginning of year	$0
Additions for tax positions of prior years	3,735
Balance at end of year	$3,735